Taxes	12 Months Ended
Dec. 31, 2024
Taxes [Abstract]
TAXES

Note 14 - TAXES

(a) Income taxes

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

British Virgin Islands

Under the current laws of the BVI, an entity incorporated in the BVI are not subject to tax on income or capital gains.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. KingWin HK incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. In Hong Kong, the applicable tax rate is 16.5% for companies whose net profit exceeds 2 million HKD in a fiscal year. For companies with a net profit of less than 2 million HKD, an income tax rate of 8.25% applies. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax law, KingWin HK is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

The Company is subject to PRC Enterprise Income Tax Laws (“EIT Laws”) with the statutory income tax rate of 25 % with the following exceptions for the years ended December 31, 2024, 2023 and 2022.

On January 17, 2019, the State Taxation Administration issues the notice on the scope of small-scale and low-profit corporate income tax preferential policies of the Ministry of Finance and the State Administration of Taxation, 2019 No. 13 for small-scale and low-profit enterprises whose annual taxable income is less than RMB 1,000,000 (including RMB1,000,000), their income is reduced by 25% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 5%. While the portion of annual taxable income exceeding RMB 1,000,000, but not more than RMB 3,000,000, which is essentially resulting in a favorable income tax rate of 10%. The qualifications of small-scale and low-profit enterprises were examined annually by the Tax Bureau. Tiancheng Jinhui was eligible to enjoy a preferential tax rate of 10% for the year ended December 31, 2024.

Significant components of the income tax expense (benefit) consisted of the following for the years ended December 31, 2024, 2023 and 2022:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022
Current income tax expenses (benefit)
PRC	$187,706	$		-
Hong Kong	-		-	-
Others	-		-	-
Deferred income tax expenses (benefit)	-		-	-
PRC	-		115,094	(121,113)
Hong Kong	-		-	-
Others	-		-	-
Total income tax from continuing operations	187,706		115,094	(121,113)
Current income tax (benefit) expenses			-	-
PRC	(133,175)		(62)	-
Hong Kong	-		-	-
Others	-		-	-
Deferred income tax (benefit) expenses	-		-	-
PRC	-		(1)	-
Hong Kong	-		-	-
Others	-		-	-
Total income tax from discontinued operations	(133,175)		(63)	-
Total income tax expenses (benefit)	$54,531		$115,031	(121,113)

(Loss) income before income taxes is attributable to the following geographic locations for the years ended December 31,2024, 2023 and 2022:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Cayman Islands	$(3,091,010)	$(1,531,561)	(392,100)
BVI	(4,201)	(2,104)	-
Hong Kong	(14,469)	(1,708)	(72)
PRC	(1,090,839)	(901,830)	(500,424)
Less: intercompany transactions	3,891,541	-	-
Total (Loss) / Income Taxes from continuing operations	(8,092,060)	(2,437,203)	(892,596)
Cayman Islands	-	-	-
BVI	-	-	-
Hong Kong	-	-	-
PRC	(532,698)	4,568	-
Less: intercompany transactions	-	-	-
Total (Loss) / Income before Income Taxes from discontinued operations	(532,698)	4,568	-
Total (Loss) / Income before Income Taxes	$(8,624,758)	$(2,432,637)	(892,596)

The following table presents a reconciliation of the differences between the statutory income tax and the Company’s effective income tax for the years ended December 31, 2024, 2023 and 2022:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
	%	%	%
Net loss before income tax	$(8,092,060)	$(2,437,205)	(892,596)
Statutory income tax rate of the PRC	25%	25%	25%
Income tax computed at PRC tax rate from continuing operations	(2,023,015)	(609,301)	(223,149)

Net (loss) / income before income tax	$(532,698)	$4,568	-
Statutory income tax rate of the PRC	25%	25%	-
Income tax computed at PRC tax rate from discontinued operations	(133,175)	1,142	-
Total income tax computed at PRC tax rate	(2,156,190)	(608,159)	(223,149)

Reconciling items

Effect of different tax rates of subsidiary operating in other jurisdiction	1,582,100	383,710	98,036
Non-deductible (benefit) expenses	(432)	3,560	4,000
Effect of deductible temporary differences or deductible losses for which no deferred tax assets are recognized for the year	629,053	337,125	-
Income tax expenses (benefit) from continuing operations	187,706	115,094	(121,113)

Effective tax rate from continuing operations	(2.3)%	(4.7)%	13.6%

Effect of different tax rates of subsidiary operating in other jurisdiction	(8,388)	-	-
Non-deductible expenses (benefit)	-	-	-
Effect of deductible temporary differences or deductible losses for which no deferred tax assets are recognized for the year	8,388	(1,205)	-
Income tax (benefit) expenses from discontinued operations	(133,175)	(63)	-

Effective tax rate from discontinued operations	25%	(1.4)%	-
Total effective tax rate	(0.6)%	4.7%	13.6%

Tax payable as of December 31, 2024 and 2023:

	As of December 31, 2024	As of December 31, 2023
Value added tax payable	$11,333	$28,713
Income tax receivable	-	-
Other tax payable	3,325	36,656
Total taxes payable from continuing operations	14,658	65,369
Value added tax payable	1,577	-
Income tax receivable	(12)	-
Other tax payable	227	-
Total taxes payable from discontinued operations	1,792	-
Total taxes payable	$16,450	$65,369

Net Operating Loss Carry Forward:

Location	As of December 31, 2024	As of December 31, 2023
PRC*	$2,688,670	$1,241,632
BVI	4,201	2,104
Cayman	3,091,010	1,531,594
Hong Kong*	16,249	1,780
Total NOL Carryforwards from continuing operations	5,800,130	2,777,110
PRC*	532,698	4,568
BVI	-	-
Cayman	-	-
Hong Kong*	-	-
Total NOL Carryforwards from discontinued operations	532,698	4,568

*	The net operating loss of the PRC subsidiary incurred in the amount of $1,241,632 for the year 2023 will expire if unused by December 31, 2027. Additionally, the net operating loss of $2,688,670 incurred by the PRC subsidiary will expire if unused by December 31, 2028.

Companies incorporated in the Cayman Islands and the British Virgin Islands (BVI) are not subject to corporate income tax obligations.

*	Losses made in an accounting year are to be carried forward and set off against future profits of that trade but a corporation carrying on more than one trade may have losses in one trade offset against profits of the other. For gains or losses which are subject to concessionary tax rate, there are special provisions on the adjustment of losses between concessionary trading activities and normal trading activities.

(c) Uncertain tax positions

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. For the years ended December 31, 2024, 2023 and 2022, the Company had no unrecognized tax benefits.

(d) Value added tax

The Company is subject to VAT and related surcharges in China for providing member services and other in-depth services. The applicable VAT rate is 6% for general taxpayers. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of services provided (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). VAT liability is recorded in the line item of accrued expenses and other current liabilities on the consolidated balance sheets. Under the commercial practice of the PRC, the Company pays VAT based on tax invoices issued.

According to the Article 18 of the “Enterprise Income Tax Law”: Losses incurred in the tax year of an enterprise may be carried forward to subsequent years and offset against the income of those years. However, the maximum duration for carrying forward the losses shall not exceed five years.

And according to the Announcement No. 19 of 2023 issued by the Ministry of Finance and State Administration of Taxation, for small-scale VAT taxpayers, the taxable sales revenue subject to a 3% collection rate will be levied at a reduced rate of 1% until December 31, 2027.